Fair Value Measurements - Summary of Key Level 3 Inputs Used in Valuation of Warrants Liability at Fair Value (Details)	Jun. 17, 2025	Mar. 04, 2025	Feb. 13, 2025
March 2025 Series A and Series B Warrants | Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, Measurement input	3.91		3.98
March 2025 Series A and Series B Warrants | Remaining Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, Remaining term (years)	4 years 10 months 24 days		6 years 1 month 6 days
March 2025 Series A and Series B Warrants | Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, Measurement input	135.6		123.7
March 2025 Series B Warrants [Member] | Interest Rate [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, Measurement input		3.85
March 2025 Series B Warrants [Member] | Interest Rate [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, Measurement input		4.06
March 2025 Series B Warrants [Member] | Remaining Term [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, Remaining term (years)		4 years 10 months 24 days
March 2025 Series B Warrants [Member] | Remaining Term [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, Remaining term (years)		5 years
March 2025 Series B Warrants [Member] | Volatility [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, Measurement input		133.9
March 2025 Series B Warrants [Member] | Volatility [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, Measurement input		135.8
February 2025 Warrants [Member] | Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, Measurement input		4.3	4.3
February 2025 Warrants [Member] | Remaining Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, Remaining term (years)		4 years 11 months 12 days	5 years
February 2025 Warrants [Member] | Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, Measurement input		102.1	98.5
February 2025 Warrants [Member] | Fair Value of Common Stock [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, Measurement input		0.3	1.2